Related Parties - Schedule of Related Parties Transactions and Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Mar. 31, 2026
General and administrative expenses:
Directors’ compensation	$ 1,171	$ 241	$ 133
Salaries and fees to officers		4,222
Total General and administrative expenses	1,171	4,463	133
(*) Include share base compensation	1,139	3,783
Other current liabilities	1,167	3,117		$ 7,729
Related Party [Member]
General and administrative expenses:
Note receivable - related party	1,000	4,500
Due from related parties		1,641
Due to related parties		255
Other current liabilities		255		$ 1,001
Related Party [Member] | Previously Reported [Member]
General and administrative expenses:
Other current liabilities		$ 154